TAXATION	12 Months Ended
Dec. 31, 2025
TAXATION
TAXATION

21.  TAXATION

Enterprise income tax (“EIT”)

Cayman Islands

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries and VIEs. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands.

British Virgin Islands

Subsidiaries in British Virgin Islands are not subject to tax on income or capital gains under the current laws of the British Virgin Islands. Additionally, upon payments of dividends by the Company to its shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong S.A.R.

Subsidiaries in Hong Kong S.A.R. are subject to Hong Kong profits tax rate of 16.5% for the years ended December 31, 2023, 2024 and 2025. A two-tiered profits tax rates regime was introduced in 2018 under which the first HK$2 million of assessable profits earned by an eligible company will be taxed at 8.25% and the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. Additionally, upon payments of dividends by the Company to its shareholders, no HK withholding tax will be imposed.

Chinese Taiwan

DYX Taiwan branch is incorporated in Chinese Taiwan and is subject to Chinese Taiwan profits tax rate of 20% for the years ended December 31, 2023, 2024 and 2025.

Chinese Mainland

The Company’s subsidiaries incorporated in Chinese mainland are subject to the statutory rate of 25% on the taxable income in accordance with the Enterprise Income Tax Law (The “EIT Law”), which was effective since January 1, 2008, except for certain entities eligible for preferential tax rates.

Dividends, interests, rent or royalties payable by the Company’s Chinese mainland subsidiaries, to non-Chinese mainland resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

VNET Beijing was qualified for a High and New Technology Enterprise (“HNTE”) since 2008 and is eligible for a 15% preferential tax rate. In October 2014, VNET Beijing obtained a new certificate and reapplied the certificate in October 2017, 2020 and 2023, with a validity term of three years. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE certificate may enjoy a reduced EIT rate of 15%. For the years ended December 31, 2023, 2024 and 2025, the tax rate for VNET Beijing was 15%, 15% and 15%, respectively.

From the year ended December 31, 2011 to the year ending December 31, 2030, certain subsidiaries located in Inner Mongolia Autonomous Region, Shaaanxi Province and Sichuan Province, were qualified for a preferential tax rate of 15%. The preferential tax rate is awarded to companies that are located in West Regions of China which operate in certain encouraged industries.

21.  TAXATION (CONTINUED)

Enterprise income tax (“EIT”) (continued)

Chinese Mainland (continued)

In October 2015, SH Blue Cloud, a subsidiary located in Shanghai, was qualified for a HNTE and became eligible for 15% preferential tax rate. The certificate was reapplied in November 2018, November 2021 and December 2024 with a validity term of three years. Accordingly, for the years ended December 31, 2023, 2024 and 2025, SH Blue Cloud enjoyed a preferential tax rate of 15%.

In November 2016, SZ DYX, a subsidiary located in Guangdong Province, was qualified for a HNTE and became eligible for 15% preferential tax rate effective for three consecutive years and the certificate was reapplied in November 2019, December 2022 and December 2025 with a validity term of three years. Accordingly, for the years ended December 31, 2023, 2024 and 2025, SZ DYX enjoyed a preferential tax rate of 15%.

In December 2016, BJ TenxCloud, a subsidiary located in Beijing was qualified for a HNTE and became eligible for 15% preferential tax rate effective for three consecutive years and the certificate was reapplied in December 2019, December 2022 and December 2025 with a validity term of three years. Accordingly, for the years ended December 31, 2023, 2024 and 2025, BJ TenxCloud enjoyed a preferential tax rate of 15%.

In December 2025, SH Edge Connect, a subsidiary located in Shanghai, was qualified for a HNTE and became eligible for 15% preferential tax rate effective for three consecutive years with a validity term of three years. Accordingly, for the years ended December 31, 2023, 2024, and 2025, the applicable tax rate assessed for SH Edge Connect was 25%, 25% and 15%, respectively.

The EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise.

The administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. The Company does not believe that the legal entities organized outside the PRC should be considered as residents for EIT Law purposes. If such an entity is deemed as a PRC tax resident, it will be subject to 25% PRC EIT under the EIT Law on its worldwide income, meanwhile the dividend it receives from another PRC tax resident company will be exempted from 25% PRC income tax.

Pillar Two income taxes

The Company is part of a multinational enterprise group which is subject to the Global AntiBase Erosion Model Rules (“Pillar Two model rules”) published by the Organisation for Economic Co-operation and Development.

From January 1, 2025, the Company is liable to Pillar Two income taxes under the Hong Kong Inland Revenue (Amendment) (Minimum Tax for Multinational Enterprise Groups) Ordinance 2025 for its earnings in the Hong Kong SAR and certain other jurisdictions where a domestic minimum top-up tax has not been implemented, including the Chinese mainland.

Income taxes arising from Pillar Two model rules are accounted for as an alternative minimum tax, and recorded as a component of current income tax expenses in the period in which they arise.

(Loss) income before income taxes consisted of:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Non-Chinese mainland	(331,586)	(39,684)	(244,445)
Chinese mainland	(2,151,209)	522,336	668,534
	(2,482,795)	482,652	424,089

21.  TAXATION (CONTINUED)

Enterprise income tax (“EIT”) (continued)

Income tax expenses comprised of:

	For the years ended December 31,
	2023	2024
	RMB	RMB
Current	(157,526)	(247,166)
Deferred	43,152	12,937
	(114,374)	(234,229)

For the year ended December 31,
2025
RMB
Current
- Chinese mainland	(397,309)
- Non-Chinese mainland	(98,595)
Deferred
- Chinese mainland	(61,606)
(557,510)

Income tax paid for the year ended December 31, 2025 comprised of:

For the year ended December 31,
2025
RMB
Chinese mainland	318,086
Hong Kong S.A.R.	100,731
Other jurisdictions	3,482
Total	422,299

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2023, 2024 and 2025 applicable to the Chinese mainland operations to income tax expenses were as follows:

	For the years ended December 31,
	2023	2024
	RMB	RMB
(Loss) income before income taxes	(2,482,795)	482,652
Income tax benefits (expenses) computed at applicable tax rates (25%)	620,699	(120,663)
Non-deductible expenses	(700)	(13,564)
Research and development expenses	65,863	45,882
Preferential rate	(6,140)	19,729
Current and deferred tax rate differences	11,036	12,957
International rate differences	(101,585)	(45,239)
Tax exempted income	2,803	23,413
Foreign investment	(53,617)	(37,905)
Unrecognized tax benefits	(11,283)	(9,393)
Change in valuation allowance	(606,071)	(57,808)
Prior year provision to return true up	(34,759)	(49,853)
Others	(620)	(1,785)
Income tax expenses	(114,374)	(234,229)

21.  TAXATION (CONTINUED)

Enterprise income tax (“EIT”) (continued)

	For the year ended December 31,
	2025
	RMB	%
Income before income taxes	424,089	—
Chinese mainland statutory income tax rate	(106,022)	25.0%
Non-deductible interest expenses	(21,729)	5.1%
Intra-entity transfers of subsidiaries	(101,660)	24.0%
Research and development expenses	47,856	(11.3)%
Preferential rate	71,780	(16.9)%
Current and deferred tax rate differences	(17,497)	4.1%
Prior year provision to return true up	(16,309)	3.8%
Change in valuation allowance	(241,360)	56.9%
Others	(1,979)	0.5%
Chinese mainland income tax	(386,920)	91.2%
Other tax jurisdiction effect
Hong Kong S.A.R.
- Income tax rate difference	12,306	(2.9)%
- Witholding tax on investment income	(75,012)	17.7%
- Others	1,942	(0.5)%
Hong Kong S.A.R income tax	(60,764)	14.3%
Cayman Islands - Income tax rate difference	(107,104)	25.3%
Other jurisdictions	8,162	(1.9)%
Changes in unrecognized tax benefits	(10,884)	2.6%
Income tax expenses	(557,510)	131.5%

21.  TAXATION (CONTINUED)

Deferred Tax

The significant components of deferred taxes were as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets
Allowance for doubtful debt	151,507	152,606
Impairment of long-lived assets	167,016	167,455
Impairment of long-term investments	4,866	4,866
Accrued expense	99,066	81,430
Tax losses	722,959	916,553
Property and equipment	60,739	74,014
Intangible assets	7,937	8,831
Finance lease	387,135	361,498
Operating lease	1,074,944	1,092,755
Loss picked up on equity method investments	13,804	13,804
Valuation allowance	(952,541)	(1,205,912)

Total deferred tax assets, net of valuation allowance	1,737,432	1,667,900

Deferred tax liabilities
Intangible assets	315,308	389,510
Property and equipment	233,369	234,624
Capitalized interest expense	62,582	95,131
Finance lease	289,158	254,843
Operating lease	1,074,944	1,092,755
Investment in a VIE	189,852	189,852

Total non-current deferred tax liabilities	2,165,213	2,256,715

Net deferred tax liabilities	(427,781)	(588,815)
Analysis as:
Deferred tax assets	306,623	251,572
Deferred tax liabilities	734,404	840,387

21.  TAXATION (CONTINUED)

Deferred Tax (continued)

As of December 31, 2025, the Company has net tax operating losses from its Chinese mainland subsidiaries and its consolidated VIEs, as per filed tax returns, of RMB2,338,538, which will expire at various times between 2026 and 2035 and the majority expiring by 2030, if not utilized.

As of December 31, 2025, the undistributed earnings of the Company’s Chinese mainland subsidiaries and VIEs in which the Company intends to permanently reinvested were RMB3,722,046 Other than these indefinitely reinvested amount, as of December 31, 2025, the Company has recognized deferred tax liabilities amounting to RMB189,852 associated with SH Zhiyan, one of its VIEs.

The following table presents the movements of the valuation allowance:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of year	397,457	955,738	952,541
Addition	606,071	57,808	254,034
Expiration	(47,790)	(61,005)	(663)
Balance at end of year	955,738	952,541	1,205,912

Unrecognized Tax Benefits

As of December 31, 2024 and 2025, the Company recorded unrecognized tax benefits of RMB107,850 and RMB118,734, respectively.

The unrecognized tax benefits and its related interest are primarily related to non-deductible expenses and accrued expenses. RMB63,245 of the total unrecognized tax benefits, ultimately recognized, will impact the effective tax rate. It is possible that the amount of uncertain tax benefits will change in the next 12 months, however, an estimate of the range of the possible outcomes cannot be made at this time.

A roll-forward of unrecognized tax benefits principal was as follows:

	For the years ended December 31,
	2024	2025
	RMB	RMB
Balance at beginning of year	64,528	63,273
Reversal based on tax positions related to prior years	(1,255)	(28)
Balance at end of year	63,273	63,245

For the years ended December 31, 2023, 2024 and 2025, the Company recorded interest expense of RMB11,283, RMB10,648 and RMB10,912, respectively. Accumulated interest expense recorded by the Company was RMB44,577 and RMB55,489 as of December 31, 2024 and 2025, respectively. As of December 31, 2025, the tax years ended December 31, 2021 through 2025 for the Chinese Mainland subsidiaries remain open for statutory examination by the PRC tax authorities.